CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (25,739)	$ (11,703)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation, depletion and amortization	16,328	19,662
Debt issuance cost amortization	4,089	3,723
Amortization of discount on long-term incentive plan and other accrued interest	104	0
Loss on extinguishment of debt	2,630	0
Amortization of facility exit costs	(89)	0
Net gain on sale of assets	(2,803)	(1,221)
Net loss (gain) on derivative	19,725	(13,422)
Deferred income taxes	(4,014)	374
Provision for doubtful accounts	1,304	1,970
Facility exit costs	358	0
Stock-based compensation	2,512	2,065
Changes in assets and liabilities, excluding effects of acquisitions:
Accounts receivable	(4,858)	(9,631)
Inventories	(209)	(3,460)
Prepaid expenses and other current assets	(2,405)	879
Other assets and liabilities, net	(338)	(152)
Accounts payable and accrued liabilities	4,127	9,372
Net cash provided by (used in) operating activities	10,722	(1,544)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment	(8,405)	(6,361)
Payments for acquisitions	(28,578)	(250)
Proceeds from disposals of property, plant and equipment	5,155	2,682
Proceeds from disposals of business units	27,022	0
Net cash used in investing activities	(4,806)	(3,929)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from borrowings	172,546	150,239
Repayments of borrowings	(174,509)	(143,442)
Debt issuance costs	(1,825)	(375)
Payments for seller financed debt and joint venture	(1,277)	(1,595)
Purchase of treasury shares	(329)	(415)
Net cash (used in) provided by financing activities	(5,394)	4,412
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	522	(1,061)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	4,229	5,290
CASH AND CASH EQUIVALENTS AT END OF PERIOD	4,751	4,229
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest	7,258	7,180
Cash paid for income taxes	$ 263	$ 324